Risk Management Section - Provisions: ING Bank portfolio (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets provisions [line items]
Provisions	€ 616	€ 546	€ 294
ING Bank portfolio [member]
Financial assets provisions [line items]
Provisions	4,628	5,308	€ 5,786
ING Bank portfolio [member] | Due from Banks [member]
Financial assets provisions [line items]
Provisions	8	11
ING Bank portfolio [member] | Contingent liabilities [member]
Financial assets provisions [line items]
Provisions	€ 104	€ 119